Equity - Other comprehensive income (Details) - COP ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Equity
Financial instruments measured at fair value	$ 5,793,269	$ 916,548
Other comprehensive income
Equity
Foreign currency translation and others	25,569,813		$ 17,244,256
Hedges of a net investment in a foreign operation	(7,919,862)		(4,364,466)
Loss on defined benefit obligation	(1,555,320)		(517,278)
Cash flow hedging - Future crude oil exports	(2,540,214)		(945,250)
Cash flow hedging - Derivative financial instruments	(20,687)		(61,502)
Financial instruments measured at fair value	725		2,134
Other comprehensive income attributable to owners of parent	$ 13,534,455		$ 11,357,894